Cash and cash equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
5.	Cash and cash equivalents:

At December 31, 2012, cash equivalents included approximately $264 (2011 - $420) of term deposits with an average interest rate of 0.22% (2011 – 0.21%), which were pledged as collateral for the repayable allowance related to the Company’s lease (note 9). On December 28, 2012, the Company settled the outstanding balance.